Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Presentation and General Information [Abstract]
Vessel Owning Subsidiaries
The Toro Subsidiaries which are included in the Company’s combined carve-out financial statements for the periods presented are listed below.

Toro Subsidiaries:

Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Rocket Shipping Co. (“Rocket”)	Marshall Islands	01/13/2021	M/T Wonder Polaris	115,351	2005	March 11, 2021
2	Gamora Shipping Co. (“Gamora”)	Marshall Islands	01/13/2021	M/T Wonder Sirius	115,341	2005	March 22, 2021
3	Starlord Shipping Co. (“Starlord”)	Marshall Islands	04/15/2021	M/T Wonder Vega	106,062	2005	May 21, 2021
4	Hawkeye Shipping Co. (“Hawkeye”)	Marshall Islands	04/27/2021	M/T Wonder Avior	106,162	2004	May 27, 2021
5	Elektra Shipping Co. (“Elektra”)	Marshall Islands	04/27/2021	M/T Wonder Arcturus(1)	106,149	2002	May 31, 2021
6	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	36,718	2006	May 31, 2021
7	Colossus Shipping Co. (“Colossus”)	Marshall Islands	04/27/2021	M/T Wonder Musica	106,290	2004	June 15, 2021
8	Xavier Shipping Co. (“Xavier”)	Marshall Islands	04/27/2021	M/T Wonder Formosa	36,660	2006	June 22, 2021
9	Drax Shipping Co. (“Drax”)	Marshall Islands	11/22/2021	M/T Wonder Bellatrix	115,341	2006	December 23, 2021

(1)
On May 9, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Arcturus for a gross sale price of $13.15 million. The vessel was delivered to its new owners on July 15, 2022. For further information, see Note 5 to these   combined financial statements.

Revenue from Charterers
Charterers or pool managers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), were as follows:

Charterer/Pool manager	Period Ended December 31, 2021	Year Ended December 31, 2022
A	31%	—%
B	17%	—%
C	—%	17%
D	—%	14%
E	—%	11%
Total	48%	42%

Toro Corp. [Member]
Basis of Presentation and General Information [Abstract]
Vessel Owning Subsidiaries
The Tanker Fleet contributed by Castor to Toro on March 7, 2023, is listed below.

Company		Country of incorporation	Date of incorporation	Vessel Name	Vessel Type	DWT	Year Built	Delivery date to Vessel owning company
1	Rocket Shipping Co. (“Rocket”)	Marshall Islands	01/13/2021	M/T Wonder Polaris	Aframax LR2	115,351	2005	March 11, 2021
2	Gamora Shipping Co. (“Gamora”)	Marshall Islands	01/13/2021	M/T Wonder Sirius	Aframax LR2	115,341	2005	March 22, 2021
3	Starlord Shipping Co. (“Starlord”)	Marshall Islands	04/15/2021	M/T Wonder Vega	Aframax	106,062	2005	May 21, 2021
4	Hawkeye Shipping Co. (“Hawkeye”)	Marshall Islands	04/27/2021	M/T Wonder Avior	Aframax LR2	106,162	2004	May 27, 2021
5	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	Handysize	36,718	2006	May 31, 2021
6	Colossus Shipping Co. (“Colossus”)	Marshall Islands	04/27/2021	M/T Wonder Musica	Aframax LR2	106,290	2004	June 15, 2021
7	Xavier Shipping Co. (“Xavier”)	Marshall Islands	04/27/2021	M/T Wonder Formosa	Handysize	36,660	2006	June 22, 2021
8	Drax Shipping Co. (“Drax”)	Marshall Islands	11/22/2021	M/T Wonder Bellatrix	Aframax LR2	115,341	2006	December 23, 2021

Non-Vessel Owning Subsidiaries
Non-vessel owning company contributed by Castor to Toro on March 7, 2023 is listed below.

Company		Country of incorporation	Date of incorporation
1	Elektra Shipping Co. (“Elektra”) (1)	Marshall Islands	04/27/2021

(1)	Elektra Shipping Co., no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, and delivery of such vessel to an unaffiliated third-party on July 15, 2022.